Derivative Assets and Liabilities Carried at Fair Value (Detail) (USD $)	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative fair value Of Derivative net	$ (3,773,000)
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Derivatives, Fair Value [Line Items]
Derivative fair value Of Derivative net	(3,773,000)
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative assets
Derivative liabilities	(3,773,000)
Interest Rate Swap | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Derivatives, Fair Value [Line Items]
Derivative assets
Derivative liabilities	(3,773,000)
Quoted Prices in Active Markets (Level 1) | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative assets
Quoted Prices in Active Markets (Level 1) | Interest Rate Swap | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Derivatives, Fair Value [Line Items]
Derivative assets
Significant Other Observable Inputs (Level 2)
Derivatives, Fair Value [Line Items]
Derivative fair value Of Derivative net	(3,773,000)
Significant Other Observable Inputs (Level 2) | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Derivatives, Fair Value [Line Items]
Derivative fair value Of Derivative net	(3,773,000)
Significant Other Observable Inputs (Level 2) | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative assets
Derivative liabilities	(3,773,000)
Significant Other Observable Inputs (Level 2) | Interest Rate Swap | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Derivatives, Fair Value [Line Items]
Derivative assets
Derivative liabilities	(3,773,000)
Significant Unobservable Inputs (Level 3) | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative assets
Significant Unobservable Inputs (Level 3) | Interest Rate Swap | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Derivatives, Fair Value [Line Items]
Derivative assets